LAUDUS TRUST
(the “Trust”)

Laudus Rosenberg U.S. Equity Funds
Laudus Rosenberg U.S. Large Capitalization Fund
Laudus Rosenberg U.S. Large Capitalization Value Fund
Laudus Rosenberg U.S. Discovery Fund
Laudus Rosenberg U.S. Small Capitalization Fund
Laudus Rosenberg Long/Short Equity Fund

Laudus Rosenberg International Equity Funds
Laudus Rosenberg International Equity Fund
Laudus Rosenberg International Discovery Fund
Laudus Rosenberg International Small Capitalization Fund

(together, the “Laudus Rosenberg Funds”)

Supplement dated August 12, 2009 to the
Prospectus dated July 29, 2009

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

SYNOPSIS

The following Synopsis provides a brief overview of the key information contained in this Supplement. You should read the complete Supplement for more detailed information regarding your Laudus Rosenberg Fund(s). Please see the Table of Contents for assistance in finding information with regard to the Laudus Rosenberg Fund(s) in which you are invested.

REDUCTION OF ANNUAL NET OPERATING EXPENSE LIMITS AND INVESTMENT MINIMUMS (LAUDUS ROSENBERG U.S. DISCOVERY FUND)

•	Effective August 12, 2009, (i) the annual net operating expense limit of each of the Select and Investor Share Classes of the Laudus Rosenberg U.S. Discovery Fund will be reduced to 0.95%; and (ii) the investment minimum of the Select Shares of the Laudus Rosenberg U.S. Discovery Fund will be reduced to $100 to match the current investment minimum of the Investor Shares.

SHARE CLASS COMBINATION (LAUDUS ROSENBERG U.S. DISCOVERY FUND)

•	On or about November 19, 2009, the Select Share Class and Investor Share Class of the Laudus Rosenberg U.S. Discovery Fund will be combined into a single class of shares, and the Fund will discontinue offering multiple share classes to investors.

FUND LIQUIDATIONS (LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION VALUE FUND AND LAUDUS ROSENBERG LONG/SHORT EQUITY FUND)

•	On or about October 22, 2009, each of the Laudus Rosenberg U.S. Large Capitalization Value Fund and Laudus Rosenberg Long/Short Equity Fund will be liquidated. In connection with the liquidations, effective August 12, 2009, each of the Laudus Rosenberg U.S. Large Capitalization Value Fund and Laudus Rosenberg Long/Short Equity Fund will be closed to new investors.

FUND REORGANIZATIONS (LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND AND LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND)

•	During the fourth quarter of 2009, each of the Laudus Rosenberg U.S. Small Capitalization Fund and Laudus Rosenberg International Equity Fund will be reorganized into a mutual fund with similar investment objectives and strategies. Specifically, the Laudus Rosenberg U.S. Small Capitalization Fund will be reorganized into the Laudus Rosenberg U.S. Discovery Fund and the Laudus Rosenberg International Equity Fund will be reorganized into the Schwab International Core Equity Fund, a member of the Schwab Funds complex. Shareholder approval of each reorganization is required. In connection with the reorganization, effective August 12, 2009, the Laudus Rosenberg International Equity Fund will be closed to new investors.

LAUDUS ROSENBERG U.S. DISCOVERY FUND

1.  Reduction of Investment Minimum

Effective August 12, 2009, the minimum initial investment for the Laudus Rosenberg U.S. Discovery Fund will be $100, and there will be no minimum balance requirement. Accordingly, the “Multiple Classes” section beginning on Page 53 of the Prospectus is deleted and replaced in its entirety with the following:

MULTIPLE CLASSES

As indicated previously, the Funds (other than the Laudus Rosenberg U.S. Small Capitalization Fund and Laudus Rosenberg U.S. Large Capitalization Value Fund) offer two classes of shares in this Prospectus to investors, with eligibility for purchase depending on the amount invested in a particular Fund (except with respect to the Laudus Rosenberg U.S. Discovery Fund). The two classes of shares are Select Shares (formerly known as Institutional Shares) and Investor Shares. The Laudus Rosenberg U.S. Small Capitalization Fund (currently closed to new investors) offers three classes of shares to investors: Investor Shares, Select Shares and Adviser Shares. The Laudus Rosenberg U.S. Large Capitalization Value Fund offers only one class of shares to investors. The following table sets forth basic investment and fee information for each class of each Fund except the Laudus Rosenberg U.S. Large Capitalization Value Fund and Laudus Rosenberg U.S. Discovery Fund.

				ANNUAL
				DISTRIBUTION
	MINIMUM			AND
	INITIAL FUND	SUBSEQUENT	ANNUAL	SHAREHOLDER
NAME OF CLASS	INVESTMENT*	INVESTMENT*	SERVICE FEE	SERVICE FEE

Investor	$100	None	None	0.25%
Select	$50,000	None	None	None
Adviser	$100,000	$1,000	0.25%	None

*	Certain exceptions apply. See “Select Shares” and “Investor Shares” below.

With respect to the Laudus Rosenberg U.S. Large Capitalization Value Fund, the following table sets forth basic investment and fee information for the Fund:

ANNUAL
DISTRIBUTION
MINIMUM		AND
INITIAL FUND	SUBSEQUENT	SHAREHOLDER
INVESTMENT*	INVESTMENT	SERVICE FEE

$100	None	None

*	Certain exceptions apply. See “Laudus Rosenberg U.S. Large Capitalization Value Fund and Laudus Rosenberg U.S. Discovery Fund” below.

With respect to the Laudus Rosenberg U.S. Discovery Fund, the following table sets forth basic investment and fee information for each class of the Fund. Please note that it is anticipated that on or about November 19, 2009, the multiple share classes of the Laudus Rosenberg U.S. Discovery Fund will be combined into a single class of shares of the Fund, and the Fund will discontinue offering multiple share classes to investors. Once the share class combination has been effected, all references to multiple classes for the Laudus Rosenberg U.S. Discovery Fund should be considered deleted.

			ANNUAL
			DISTRIBUTION
	MINIMUM		AND
	INITIAL FUND	SUBSEQUENT	SHAREHOLDER
NAME OF CLASS	INVESTMENT*	INVESTMENT	SERVICE FEE

Select	$100	None	None
Investor	$100	None	0.00	%†

*	Certain exceptions apply. See “Laudus Rosenberg U.S. Large Capitalization Value Fund and Laudus Rosenberg U.S. Discovery Fund” below.

†	The Laudus Rosenberg U.S. Discovery Fund has adopted a distribution and shareholder service plan under Rule 12b-1 of the Investment Company Act of 1940 with respect to the Investor Shares that authorizes the payment of up to 0.25% for the distribution of the Investor Class shares. However, as of August 12, 2009, no further fees will be assessed under the plan with respect to the Investor Shares of the Fund.

Please note that Intermediaries (as defined below) may impose additional or different conditions than the Funds on purchases, redemptions or exchanges of Fund shares, including different initial, subsequent and maintenance investment requirements.

All Funds other than the Laudus Rosenberg U.S. Large Capitalization Value Fund and Laudus Rosenberg U.S. Discovery Fund

Select shares

Select Shares may be purchased by institutions such as endowments and foundations, plan sponsors of 401(a), 401(k), 457 and 403(b) benefit plans and individuals, including clients of investment advisers. In order to be eligible to purchase Select Shares, an investor must make an initial investment of at least $50,000 in the particular Fund. Investment advisers may aggregate investments across client accounts in order to reach this minimum investment requirement. In its sole discretion, CSIM may waive this minimum investment requirement. CSIM may waive this investment minimum for the benefit plans described above, for certain wrap accounts, and for accounts held through certain intermediaries. The minimum may also be waived for certain other investors, including directors, officers and employees of Charles Schwab and AXA Rosenberg. Select Shares are sold without any initial or deferred sales charges and are not subject to any ongoing Distribution and Shareholder Service Fee.

Investor shares

Investor Shares may be purchased by institutions, certain individual retirement accounts and individuals. In order to be eligible to purchase Investor Shares, an investor must make an initial investment of at least $100 in the particular Fund. In its sole discretion, CSIM may waive this minimum investment requirement. CSIM may waive this investment minimum for the benefit plans described above, and for accounts held through certain intermediaries, including those who have made arrangements with a Fund to offer shares to their clients as part of various asset allocation programs. The Trustees have authorized the Trust to reimburse, out of the Investor Class assets of a Fund, financial intermediaries that provide sub-accounting and sub-transfer agency services in connection with Investor Class shares of the Fund an amount up to 0.15% of the average daily net assets of that class on an annual basis. In addition, as described above, the Distribution and Shareholder Service Plan that the Trust has adopted for Investor Shares permits the Trust to reimburse, out of the Investor Class assets of a Fund, in an amount up to 0.25% of the average daily net assets of that class on an annual basis, financial intermediaries that provide services in connection with the distribution of Investor Class shares of the Fund (see “Management of the funds — Distributor”).

Adviser shares

Adviser Shares of the Laudus Rosenberg U.S. Small Capitalization Fund may be purchased solely through accounts established under a fee-based program which is sponsored and maintained by a registered broker-dealer or other financial adviser approved by the Trust’s Distributor and under which each investor pays a fee to the broker-dealer or other financial adviser, or its affiliate or agent, for investment management or administrative services. In order to be eligible to purchase Adviser Shares, a broker-dealer or other financial adviser must make an initial investment of at least $100,000 of its client’s assets in the Laudus Rosenberg U.S. Small Capitalization Fund. In its sole discretion, CSIM may waive this minimum asset investment requirement. Adviser Shares are sold without any initial or deferred sales charges and are not subject to ongoing distribution fees. However, under the terms of the Service Plan adopted by the Trust with respect to Adviser Shares of the Laudus Rosenberg U.S. Small Capitalization Fund, the Trust is permitted to reimburse, out of the Adviser Class assets of the Laudus Rosenberg U.S. Small Capitalization Fund, in an amount up to 0.25% of the average daily net assets of that class on an annual basis, financial intermediaries that have established a shareholder servicing relationship with the Trust on behalf of their customers. In addition, the Trustees have authorized the Laudus Rosenberg U.S. Small Capitalization Fund to pay up to 0.05% of its average daily net assets attributable to Adviser Shares for subtransfer agency services in connection with such shares.

Laudus Rosenberg U.S. Large Capitalization Value Fund and Laudus Rosenberg U.S. Discovery Fund

Shares of the Laudus Rosenberg U.S. Large Capitalization Value Fund and Laudus Rosenberg U.S. Discovery Fund may be purchased by institutions, certain individual retirement accounts and individuals. In order to be eligible to purchase shares of the Laudus Rosenberg U.S. Large Capitalization Value Fund or the Laudus Rosenberg U.S. Discovery Fund, an investor must make an initial investment of at least $100 in such Fund. In its sole discretion, CSIM may waive this minimum investment requirement. CSIM may waive this investment minimum for the benefit plans described above, and for accounts held through certain intermediaries, including those who have made arrangements with the Funds to offer shares to their clients as part of various asset allocation programs. Shares of the Laudus Rosenberg U.S. Large Capitalization Value Fund and the Laudus Rosenberg U.S. Discovery Fund are sold without any initial or deferred sales charges and are not subject to any ongoing Distribution and Shareholder Service Fee.

General

Shares of the Funds may be sold to corporations or other institutions such as trusts, foundations, broker-dealers or other intermediaries purchasing for the accounts of others (collectively, “Intermediaries”). Investors purchasing and redeeming shares of the Funds through an Intermediary may be charged a transaction-based fee or other fee for the services provided by the Intermediary. Each such Intermediary is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions with respect to purchases and redemptions of Fund shares. Customers of Intermediaries should read this Prospectus in light of the terms governing accounts with their particular organization.

2.  Reduction of Net Annual Operating Expense Limit

Effective August 12, 2009, the contractual expense limitation of the investment adviser on the net annual operating expenses of each share class of the Laudus Rosenberg U.S. Discovery Fund will be reduced as follows:

			Current Net
	Current Net		Operating Expense	New Net Operating
	Operating Expenses		Limit	Expense Limit

Investor Shares	1.40	%*	1.44%	0.95%
Select Shares	0.99	%*	1.14%	0.95%

*	Currently operating below the current net operating expense limit.

Accordingly, the Laudus Rosenberg U.S. Discovery Fund’s fee table and “Example” sub-section on Page 44 in the “Fees and Expenses” Section of the Prospectus are deleted and replaced in their entirety with the following.

Laudus Rosenberg U.S. Discovery Fund

	Select	Investor
Shareholder Fees (% of transaction amount)	Shares	Shares

Maximum sales charge (load) impact on purchases	N/A	N/A
Maximum deferred sales charge (load)	N/A	N/A
Maximum sales charge (load) imposed on reinvested dividends	N/A	N/A
Redemption fee (charged only to shares redeemed or exchanged with 30 days of purchase)[a]	2.00	2.00
Exchange fee	N/A	N/A

Annual operating expenses (% of average net assets)

Management fees	0.90%	0.90%
Distribution and shareholder service (12b-1) fees	None	0.00%†
Other expenses	0.09%	0.25%

Total annual fund operating expenses	0.99%	1.15%
Less fee waivers/expense reimbursements[b]	(0.04)%	(0.20)%

Net operating expenses	0.95%	0.95%

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that all dividends and distributions are reinvested. The one-year figures are based on net operating expenses. Your actual costs may be higher or lower.

Example on a $10,000 investment

	1 Year	3 Years	5 Years	10 Years

Select Shares	$97	$307	$539	$1,206
Investor Shares	$97	$325	$593	$1,361

[a]	The Trust reserves the right, in its sole discretion, to waive this fee when, in its judgment, such waiver would be in the best interests of the Trust or the Fund. See “Redeeming shares.” The Fund charges no other redemption fees.

[b]	Pursuant to the Adviser’s contractual undertaking (the “Expense Limitation Agreement”) the Adviser has agreed to waive its management fee and bear certain expenses for the Select and Investor classes when the operating expenses of each class reach 0.95% (exclusive of nonrecurring account fees, fees on securities transactions such as exchange fees, dividends and interest on securities sold short, service fees, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business). The Expense Limitation Agreement will be in place until at least July 30, 2011. The Adviser may, but is not required to, extend the Agreement for additional years. Any amounts waived or reimbursed in a particular fiscal year will be subject to reimbursement by the Fund to CSIM during the next two fiscal years to the extent that the repayment will not cause the Fund’s Net Expenses to exceed the current limit (as stated in the Expense Limitation Agreement) during the respective year.

†	The Fund has adopted a distribution and shareholder service plan under Rule 12b-1 of the Investment Company Act of 1940 that authorizes the payment of up to 0.25% for the distribution of the Investor Shares. The amount in the table has been restated to reflect that, as of August 12, 2009, no further fees are being assessed under the plan

3.  Share Class Combination

Effective on or about November 19, 2009, the Select Share Class and Investor Share Class will be combined into a single class of shares of the Laudus Rosenberg U.S. Discovery Fund, and the Fund will no longer offer separate share classes.

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION VALUE FUND

Fund Liquidation

At a meeting held on July 30, 2009, the Board of Trustees of the Trust approved the closing and liquidation of the Laudus Rosenberg U.S. Large Capitalization Value Fund (the “Fund”). Accordingly, effective immediately (the “Closing Date”), the Fund is closed to new investors. Existing shareholders (including participants in 401(k) plans) as of the Closing Date may continue to purchase additional shares and receive dividends and/or distributions in the form of additional shares of the Fund, and registered investment advisers who maintain investments in the Fund as of the Closing Date may continue to make contributions on behalf of their clients. Effective as of the Closing Date, shareholders of other funds of the Trust will not be permitted to exchange any of their shares for shares of the Fund unless the shareholders are existing shareholders of the Fund as of the Closing Date.

The Fund will redeem all of its outstanding shares on or shortly after October 22, 2009 (the “Liquidation Date”), and distribute the proceeds to the Fund’s shareholders (subject to maintenance of appropriate reserves for liquidation and other expenses.

Effective immediately, through the Liquidation Date, the Fund will waive its redemption fee.

As shareholders redeem shares of the Fund between the date of this supplement and the Liquidation Date, the Fund may not be able to continue to invest its assets in accordance with its stated investment policies as a result of the decrease in the Fund’s assets. Accordingly, the Fund may not be able to achieve its investment objective and may deviate from its investment policies during the period between the date of this supplement and the Liquidation Date.

As is the case with other redemptions, each shareholder’s redemption, including a mandatory redemption, will constitute a taxable disposition of shares for shareholders who do not hold their shares through tax-advantaged plans. Shareholders should contact their tax advisors to discuss the potential income tax consequences of the liquidation.

LAUDUS ROSENBERG LONG/SHORT EQUITY FUND

Fund Liquidation

At a meeting held on July 30, 2009, the Board of Trustees of the Trust approved the closing and liquidation of the Laudus Rosenberg Long/Short Equity Fund (the “Fund”). Accordingly, effective immediately (the “Closing Date”), the Fund is closed to new investors. Existing shareholders (including participants in 401(k) plans) as of the Closing Date may continue to purchase additional shares and receive dividends and/or distributions in the form of additional shares of the Fund, and registered investment advisers who maintain investments in the Fund as of the Closing Date may continue to make contributions on behalf of their clients. Effective as of the Closing Date, shareholders of other funds of the Trust will not be permitted to exchange any of their shares for shares of the Fund unless the shareholders are existing shareholders of the Fund as of the Closing Date.

The Fund will redeem all of its outstanding shares on or shortly after October 22, 2009 (the “Liquidation Date”), and distribute the proceeds to the Fund’s shareholders (subject to maintenance of appropriate reserves for liquidation and other expenses).

Effective immediately, through the Liquidation Date, the Fund will waive its redemption fee.

As shareholders redeem shares of the Fund between the date of this supplement and the Liquidation Date, the Fund may not be able to continue to invest its assets in accordance with its stated investment policies as a result of the decrease in the Fund’s assets.

Accordingly, the Fund may not be able to achieve its investment objective and may deviate from its investment policies during the period between the date of this supplement and the Liquidation Date.

As is the case with other redemptions, each shareholder’s redemption, including a mandatory redemption, will constitute a taxable disposition of shares for shareholders who do not hold their shares through tax-advantaged plans. Shareholders should contact their tax advisors to discuss the potential income tax consequences of the liquidation.

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

Fund Reorganization

At a meeting held on July 30, 2009, the Board of Trustees of the Trust (the “Board”) approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”) that would provide for the reorganization of the Laudus Rosenberg U.S. Small Capitalization Fund (“U.S. Small Cap Fund”) into the Laudus Rosenberg U.S. Discovery Fund (the “U.S. Discovery Fund”), a fund with similar investment objectives and strategies.

The Plan of Reorganization approved by the Board sets forth the terms by which the U.S. Small Cap Fund will transfer its assets and liabilities to the U.S. Discovery Fund in exchange for shares of the U.S. Discovery Fund, and subsequently distribute those U.S. Discovery Fund shares to shareholders of the U.S. Small Cap Fund (the “Reorganization”). If the Reorganization is approved by shareholders and consummated, shareholders of the U.S. Small Cap Fund will become shareholders of the U.S. Discovery Fund. The Reorganization is intended to be tax-free, meaning that the U.S. Small Cap Fund’s shareholders will become shareholders of the U.S. Discovery Fund without realizing any gain or loss for federal income tax purposes and the Reorganization will be tax-free for the U.S. Discovery Fund.

The Reorganization must be approved by shareholders of the U.S. Small Cap Fund, who will be asked to vote, in person or by proxy, at a special meeting of shareholders currently scheduled to be held during the fourth quarter of 2009. Fund shareholders of record should expect to receive a prospectus/proxy statement that describes the investment objective, investment strategies, expenses and risks of the U.S. Discovery Fund, compares the U.S. Small Cap Fund’s investment objective, investment strategies, expenses and risks to those of the U.S. Discovery Fund and provides more detailed information about the proposed Reorganization, the U.S. Discovery Fund and the special meeting. If approved by shareholders at the special meeting, the Reorganization is expected to occur during the fourth quarter of 2009.

To receive a free copy of the prospectus/proxy statement relating to the Reorganization once the registration statement has been filed with the Securities and Exchange Commission (“SEC”) and becomes effective, please call 1-800-447-3332 or visit the Laudus Funds website at www.laudus.com. The prospectus/proxy statement will also be available for free on the SEC’s website at www.sec.gov. Please read the prospectus/proxy statement carefully before making any investment decision.

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND

Fund Reorganization

At a meeting held on July 30, 2009, the Board of Trustees of the Trust (the “Board”) approved (1) the closure of the Laudus Rosenberg International Equity Fund (the “Laudus Fund”) to new investors and (2) an Agreement and Plan of Reorganization (the “Plan of Reorganization”) that would provide for the reorganization of the Laudus Fund into the Schwab Core Equity Fund (the “Schwab Fund”), a fund with similar investment objectives and strategies and the same investment adviser, Charles Schwab Investment Management, Inc., as the Laudus Fund. The Schwab Fund is a series of Schwab Capital Trust, which is part of the Schwab Funds complex, and is governed by a different Board of Trustees than the Laudus Fund.

Accordingly, effective immediately (the “Closing Date”), the Laudus Fund is closed to new investors. Existing shareholders (including participants in 401(k) plans) as of the Closing Date may continue to purchase additional shares and receive dividends and/or distributions in the form of additional shares of the Laudus Fund, and registered investment advisers who maintain investments in the Laudus Fund as of the Closing Date may continue to make contributions on behalf of their clients. Effective as of the Closing Date, shareholders of other funds of the Trust will not be permitted to exchange any of their shares for shares of the Laudus Fund unless the shareholders are existing shareholders of the Laudus Fund as of the Closing Date.

The Plan of Reorganization approved by the Board sets forth the terms by which the Laudus Fund will transfer its assets and liabilities to the Schwab Fund in exchange for shares of the Schwab Fund, and subsequently distribute those Schwab Fund shares to shareholders of the Laudus Fund (the “Reorganization”). If the Reorganization is approved by shareholders and consummated, shareholders of the Laudus Fund will become shareholders of the Schwab Fund. The Reorganization is intended to be tax-free, meaning that the Laudus Fund’s shareholders will become shareholders of the Schwab Fund without realizing any gain or loss for federal income tax purposes and the Reorganization will be tax-free for the Schwab Fund.

The Reorganization must be approved by shareholders of the Laudus Fund, who will be asked to vote, in person or by proxy, at a special meeting of shareholders currently scheduled to be held during the fourth quarter of 2009. Fund shareholders of record should expect to receive a prospectus/proxy statement that describes the investment objective, strategies, expenses and risks of the Schwab Fund, compares the Laudus Fund’s investment objective, investment strategies, expenses and risks to those of the Schwab Fund and provides more detailed information about the proposed Reorganization, the Schwab Fund and the special meeting. If approved by shareholders at the special meeting, the Reorganization is expected to occur during the fourth quarter of 2009.

To receive a free copy of the prospectus/proxy statement relating to the Reorganization once the registration statement has been filed with the Securities and Exchange Commission (“SEC”) and becomes effective, please call 1-800-447-3332 or visit the Laudus Funds website at www.laudus.com. The prospectus/proxy statement will also be available for free on the SEC’s website at www.sec.gov. Please read the prospectus/proxy statement carefully before making any investment decision.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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